Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000176936 | FR_TSR_TOP10_GOLD
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000176936 | FR_TSR_TOP10_NATGAS
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000176936 | FR_TSR_TOP10_BRENT
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000176936 | FR_TSR_TOP10_WTI
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000176936 | FR_TSR_TOP10_COPPER
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000176936 | FR_TSR_TOP10_CORN
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000176936 | FR_TSR_TOP10_SOYBEAN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000176936 | FR_TSR_TOP10_SILVER
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000176936 | FR_TSR_TOP10_PRIALUM
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000176936 | FR_TSR_TOP10_CATTLE
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000176936 | SectorLivestock
Holdings [Line Items]
Percent of Total Investments	5.20%
C000176936 | SectorMetals - Industrial
Holdings [Line Items]
Percent of Total Investments	15.70%
C000176936 | SectorMetals - Precious
Holdings [Line Items]
Percent of Total Investments	20.90%
C000176936 | SectorAgriculture
Holdings [Line Items]
Percent of Total Investments	28.60%
C000176936 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	29.60%
C000176935 | FR_TSR_TOP10_GOLD
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000176935 | FR_TSR_TOP10_NATGAS
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000176935 | FR_TSR_TOP10_BRENT
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000176935 | FR_TSR_TOP10_WTI
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000176935 | FR_TSR_TOP10_COPPER
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000176935 | FR_TSR_TOP10_CORN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000176935 | FR_TSR_TOP10_SOYBEAN
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000176935 | FR_TSR_TOP10_SILVER
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000176935 | FR_TSR_TOP10_PRIALUM
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000176935 | FR_TSR_TOP10_COFFEE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000176935 | SectorLivestock
Holdings [Line Items]
Percent of Total Investments	5.40%
C000176935 | SectorMetals - Industrial
Holdings [Line Items]
Percent of Total Investments	16.10%
C000176935 | SectorMetals - Precious
Holdings [Line Items]
Percent of Total Investments	20.70%
C000176935 | SectorAgriculture
Holdings [Line Items]
Percent of Total Investments	27.90%
C000176935 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	29.90%
C000229118 | FR_TSR_TOP10_COPPER
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000229118 | FR_TSR_TOP10_PRIALUM
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000229118 | FR_TSR_TOP10_NICKEL
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000229118 | FR_TSR_TOP10_ZINC
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000229118 | FR_TSR_TOP10_LEAD
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000229118 | SectorLead
Holdings [Line Items]
Percent of Total Investments	5.30%
C000229118 | SectorZinc
Holdings [Line Items]
Percent of Total Investments	15.70%
C000229118 | SectorNickel
Holdings [Line Items]
Percent of Total Investments	16.70%
C000229118 | SectorAluminum
Holdings [Line Items]
Percent of Total Investments	26.00%
C000229118 | SectorCopper
Holdings [Line Items]
Percent of Total Investments	36.30%